Loss Per Common Share - Schedule of Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss available to common stockholders	$ (8,214)	$ (5,243)	$ (5,813)
Weighted average number of common shares, basic and diluted	20,894,202	18,461,455	18,277,893
Loss per common share, basic and diluted	$ (0.39)	$ (0.28)	$ (0.32)